North American Iron Workers IMPACT Conference February 15, 2023

Overview Long History and Track Record Investment Strategy Active Impact Investing Summary of the HIT » $6.0 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » Affordable housing creation and preservation » Union construction jobs creation » Successful ESG record generating economic impacts that benefit underserved communities » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 27 years experience, 18 years at HIT » Record of consistent and competitive returns » Focus on high credit quality multifamily mortgage securities » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies and liquidity 1 As of December 31 , 2022 .

HIT’s Long History of Impact Investing Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 583 $10.4 B $19.3 B $40.3 B $16.7 B 194.7 M 219,282 124,922 Projects in HIT Investment, including New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $8.5B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 2 Ladder 260 Minneapolis, MN Electchester Flushing , NY Jazzie Collins Apartments (53 Colton) San Francisco, CA Southern Hills/Orlando Decatur, IL

° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc . as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 211 M nationwide (1984 - 2022) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 22 39 60 74 78 273 583 HIT Investment ° $484.7M $768.5M $1.0B $1.9B $1.5B $5.7B $10.4B Total Development Cost $915.4M $1.9B $2.1B $4.8B $2.2B $11.9B $19.3B Union Construction Hours 10.5M 14.7M 20.2M 26.2M 20.3M 92.0M 194.7M Total Jobs Created 11,585 17,903 21,785 29,358 25,879 106,549 219,282 Housing Units (% affordable) 3,578 (36%) 4,559 (89%) 13,486 (69%) 44,226 (92%) 11,214 (53%) 77,063 (79%) 124,922 (67%) Total Economic Impact $2.2B $3.7B $3.9B $5.7B $4.6B $20.1B $40.3B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 3

Projects Committed/In Construction as of December 31, 2022 Investments include New Markets Tax Credits allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 2021 dollars and all other figures are nominal . 4 41 Projects 27 Cities represented across 13 states 6,623 Housing and healthcare units, with 65% affordable housing $1.3 B Invested or allocated $3.2 B in total development cost 19.5 M Hours of on - site union construction work created 3.1 M Hours of IBEW work created

Delivering More Impact Investments – Projects Committed to 2019 - 2022* 65 Projects 31 Cities represented across 14 states 10,156 Housing and healthcare units, with 68% affordable housing $2.0 B Invested or allocated $4.2 B in total development cost 25.8 M Hours of on - site union construction work created 4.1 M Hours of IBEW work created *Investments include New Markets Tax Credits allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 2021 dollars and all other figures are nominal . 5

Plan types include pension, health & welfare, annuity, among others. $1,975.98 33% $902.18 15% $1,304.37 22% $1,424.64 23% $417.90 7% 365 Institutional Investors (as of 12/31/2022) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Service Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . Assets Under Management - $6.0 Billion 6

The U.S. Faces an Affordable Housing Crisis ▪ Extremely low - income renters face a shortage of 7 million rental units; only 36 affordable homes exist for every 100 extremely low - income households - according to the National Low Income Housing Coalition study in 2022 ▪ Much of the country lacks a sufficient supply of affordable rentals, particularly for extremely low - income households Notes: Low - rent units have contract rents under $600. Rents are inflated to 2019 dollars using the CPI - U Less Shelter. No - cash u nits are excluded. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. The Stock of Low - Rent Units Continues to Shrink Units Renting for Under $600 (Millions) Share of Rental Stock (Percent) 7

Even in the Most Affordable States, Renters Face Cost Burdens 8 Share of Cost - Burdened Renters (Percent) Under 40 (Down to 38) 40 – 44 45 – 49 50 and Over (Up to 54) Notes: Cost - burdened households pay more than 30% of income for housing. Households with zero or negative income are assumed to be burdened, while households paying no cash rent are assumed to be without burdens. Source: JCHS tabulations of US Census Bureau, 2019 American Community Survey 1 - Year Estimates.

Strong Multifamily Housing Demand Dwarfs Supply Source: REIS/Moody’s; National Low Income Housing Coalition; Apartment List; U.S. Census Bureau, Joint Center for Housing Stu die s of Harvard University x Rise in demand was fueled by household formation, job and wage growth and elevated home prices in 2022 x Asking growth rent slowed towards the end of the year, but rose on average above $1,700/unit for the first time x Affordability was cited as impacting renter demand in many metros with asking rents $295 above pre - pandemic levels Household Growth has Remained Strong Despite the Pandemic (million of households) 0.0 0.5 1.0 1.5 2.0 2010- 2012 2012- 2014 2014- 2016 2016- 2018 2018- 2020 2020- 2022 Apartment Demand Outpaced Supply Additions 9

10 311 West 42nd Street | Manhattan, NY HIT Investment: $50M Total Development Cost: $338M Hours of Union Construction Work: 1,995,680 Total Housing Units: 330 (25% affordable) *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal .

Granada Senior Apartments | San Antonio, TX HIT Investment: $37M Total Development Cost: $63M Hours of Union Construction Work: 321,480 Total Housing Units: 265 (100% affordable) 11 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal .

Old Colony Phases 4 and 5 | Boston, MA HIT Investment: $53M Hours of Union Construction Work: 1,040,190 Total Development Cost: $163M Total Housing Units: 208 (100% affordable) 12 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal .

13 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . San Cristina | San Francisco, CA HIT Investment: $17M Hours of Union Construction Work: 232,130 Total Development Cost: $49M Total Housing Units: 58 (100% affordable)

Soul Apartments | St. Paul, MN HIT Investment: $65M Hours of Union Construction Work: 483,560 Total Development Cost: $70M Total Housing Units: 178 (100% affordable) 14 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal .

How You Can Support the HIT’s Efforts 15 ▪ Provide investment support ▪ Refer development opportunities to the HIT ▪ Promote public policies that encourage the building of affordable housing using building and construction trades unions

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Chang Suh, CFA , CEO & CIO csuh@aflcio - hit.com 202.331.8055 Lesyllee White , Chief Marketing Officer lwhite@aflcio - hit.com 202.257.6828 Kevin Murphy , Regional Director - Marketing kmurphy@aflcio - hit.com 301.367.1539 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . This presentation provides information about projects financed by the HIT . Projects that were pre- or under construction as of the date of this report are included until they reach permanent loan status . The projects referenced on this presentation may not reflect HIT’s current portfolio for any or all of the following reasons : ( i ) the assets related to the project(s) referenced on this graphic may no longer be held in the HIT’s current portfolio ; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this presentation ; and (iii) this presentation is not a complete list of all the projects financed by the HIT as of the date of this report . 16